SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenues from different product groups and services (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment reporting
Net revenues	¥ 14,401,249	$ 1,972,963	¥ 14,948,129	¥ 13,516,698
Product
Segment reporting
Net revenues	14,294,740		14,841,910	13,403,436
Drugs
Segment reporting
Net revenues	13,398,162		13,883,055	12,572,634
Nutritional supplements
Segment reporting
Net revenues	550,464		631,122	554,789
Medical supplies and devices
Segment reporting
Net revenues	144,282		157,504	164,916
Other products
Segment reporting
Net revenues	201,832		170,229	111,097
Service
Segment reporting
Net revenues	106,509		106,219	113,262
MP Service
Segment reporting
Net revenues	65,536		70,271	68,477
Other Services
Segment reporting
Net revenues	¥ 40,973		¥ 35,948	¥ 44,785